OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER RECEIVABLES AND PREPAID EXPENSES
Prepaid expenses		$ 718	$ 284
Government authorities		128	89
Other		38	36
Total	$ 1,231	$ 884	$ 409